GOODWILL (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill
Goodwill (excluding impairment charges)	$ 13,227	$ 13,227	$ 13,227
Accumulated impairment charges	(5,738)	(5,738)	(5,738)
Goodwill	$ 7,489	$ 7,489	$ 7,489
MyPoints
Goodwill
Percentage of fair value which exceeds carrying amount of reporting unit	22.00%